Share capital, share premium and own shares (Tables)	12 Months Ended
Dec. 31, 2017
Share capital, share premium and own shares
Schedule of reconciliation of issued shares

	2017			2016
Issued shares of 5p each fully paid	Number of ordinary shares	Share capital	Share premium	Number of ordinary shares	Share capital	Share premium

		£m	£m		£m	£m
At 1 January	2,581,061,573	129	1,927	2,572,454,958	128	1,915
Shares issued under share-based schemes	6,113,872	—	21	8,606,615	1	12

At 31 December	2,587,175,445	129	1,948	2,581,061,573	129	1,927

Summary of options outstanding under save as you earn schemes to subscribe for shares

	Number of shares to subscribe for	Share price range
				Exercisable by year
		from	to

31 December 2017	6,448,853	629p	1,455p	2023
31 December 2016	7,068,884	466p	1,155p	2022

Summary of purchases of own shares in respect of employee incentive plans

		2017 share price				2016 share price
	Number of shares				Number of shares
		Low	High	Cost		Low	High	Cost

		£	£	£		£	£	£
January	62,388	15.83	16.02	989,583	67,625	13.73	14.00	932,711
February	65,706	15.70	16.09	1,052,657	79,077	11.96	12.01	947,993
March	70,139	16.40	16.54	1,159,950	735,361	13.09	13.72	9,686,101
April	3,090,167	16.58	16.80	51,369,760	84,848	12.91	13.31	1,115,919
May	55,744	17.50	17.62	979,645	2,272,344	13.17	13.31	30,238,832
June	182,780	17.52	18.00	3,269,447	576,386	11.28	13.09	6,604,231
July	51,984	17.72	17.93	927,452	84,883	11.96	12.32	1,040,732
August	55,857	18.30	18.73	1,025,802	73,602	14.01	14.25	1,040,528
September	51,226	17.45	17.97	912,151	173,166	13.69	14.14	2,372,037
October	136,563	17.99	18.22	2,483,879	71,253	14.37	14.50	1,026,260
November	53,951	18.38	18.40	992,123	69,976	13.49	15.40	1,044,194
December	53,519	18.26	18.47	986,000	71,626	15.76	16.37	1,134,181

Total	3,930,024			66,148,449	4,360,147			57,183,719